Victory Growth and Tax Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%		2.34%
Composite Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.53%	19.23%		13.40%
Lipper Composite Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.07%	7.61%		8.58%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	6.99%		7.99%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.16%	6.85%		7.71%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	5.78%		6.65%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.26%	6.98%	8.81%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.48%	6.18%	8.05%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.09%	5.87%	7.68%

[1]	The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Municipal Bond Index.
[2]	The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the funds within this same category. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category.
[3]	Inception date of Institutional Shares, Class A, and Class C is June 29, 2020.